PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cetus Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
PRIVATE PLACEMENT

Note 4 - Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 286,875 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $2,868,750 in a private placement, including the conversion of the outstanding promissory note to the Private Units at $10.00 per Unit in the total principal amount of $216,837. The Private Units are identical to the Public Units except with respect to certain registration rights and transfer restrictions. The Placement Warrants are identical to the Public Warrants, except that the Placement Warrants are entitled to registration rights, and the Placement Warrants (including the common shares issuable upon the exercise of the Placement Warrants) are not transferable, assignable or saleable until after the completion of a Business Combination, except to permitted transferees. The proceeds from the Private Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within nine months (or on or prior to August 3, 2024 as a result of the implementation of the Extension Amendment), the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.

Note 4 - Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 286,875 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $2,868,750 in a private placement, including the conversion of the outstanding promissory note to the Private Units at $10.00 per Unit in the total principal amount of $216,837. The Private Units are identical to the Public Units except with respect to certain registration rights and transfer restrictions. The Placement Warrants are identical to the Public Warrants, except that the Placement Warrants are entitled to registration rights, and the Placement Warrants (including the common shares issuable upon the exercise of the Placement Warrants) are not transferable, assignable or saleable until after the completion of a Business Combination, except to permitted transferees. The proceeds from the Private Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within nine months (or up to 18 months, as described in more detail in the Company’s IPO registration statement), the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS